PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.0%
Asset-Backed Securities 1.9%
Collateralized Loan Obligations
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.360%(c)	10/17/32	8,200	$8,060,001
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.400(c)	05/17/31	16,450	16,183,063
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	6.250(c)	10/20/30	27,480	27,181,047
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	6.590(c)	07/20/32	26,000	25,617,147
CarVal CLO Ltd. (Jersey), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.883(c)	01/20/35	15,000	14,943,156
CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	6.383(c)	01/22/31	9,750	9,666,375
HPS Loan Management Ltd. (Cayman Islands), Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	6.344(c)	05/06/30	15,373	15,216,985
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.276(c)	10/15/32	25,000	24,753,313
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.380(c)	07/17/34	9,500	9,257,630

Nassau Ltd. (Jersey), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.130% (Cap N/A, Floor 2.130%)	6.778(c)	01/15/31	60,000	60,004,824
Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.727(c)	09/01/31	10,000	9,903,380
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	6.060(c)	10/15/29	21,202	20,948,414
Tikehau US CLO Ltd. (Bermuda), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.390% (Cap N/A, Floor 2.390%)	7.180(c)	01/20/32	60,000	59,904,702

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Voya CLO Ltd. (Cayman Islands), Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	6.233%(c)	04/18/31	28,220	$27,952,283
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.390(c)	10/20/28	1,825	1,811,446

Total Asset-Backed Securities (cost $331,896,555)				331,403,766
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $4,803,658)	7.000	06/16/23(oo)	15,604	1,716,404
Corporate Bonds 83.8%
Advertising 0.3%
CMG Media Corp., Gtd. Notes, 144A(a)	8.875	12/15/27	90,641	58,718,249
Aerospace & Defense 3.0%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	90,942	89,282,105
Sr. Unsec’d. Notes	5.930	05/01/60	48,720	47,457,119
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	42,550	39,123,448
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	45,845	44,957,441
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	18,404	18,357,990
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	30,175	29,286,044
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	164,243	161,716,943

Spirit AeroSystems, Inc., Sec’d. Notes, 144A(a)	7.500	04/15/25	23,550	23,265,539
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	12,934	12,836,995
TransDigm, Inc.,
Gtd. Notes(a)	4.625	01/15/29	15,330	13,544,308
Gtd. Notes(a)	5.500	11/15/27	28,139	26,450,669

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc., (cont’d.)
Gtd. Notes(a)	6.375%	06/15/26	9,977	$9,861,752
Sr. Sec’d. Notes, 144A	6.250	03/15/26	16,748	16,633,589
				532,773,942
Agriculture 0.3%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	60,284	52,376,527
Airlines 1.2%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	11,525	11,285,298
Sr. Sec’d. Notes, 144A(a)	11.750	07/15/25	14,003	15,348,342
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	11,193	10,985,706
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	49,600	47,430,000

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	01/20/26	19,954	18,532,278
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	33,277	31,496,419
Sr. Sec’d. Notes, 144A	4.625	04/15/29	18,674	16,881,622
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	6.375	02/01/30	26,385	20,976,075
Sr. Unsec’d. Notes, 144A(a)	7.875	05/01/27	24,815	22,395,537
Sr. Unsec’d. Notes, 144A(a)	9.500	06/01/28	13,550	12,347,031
				207,678,308
Apparel 0.4%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	11,626	9,734,897
William Carter Co. (The), Gtd. Notes, 144A(a)	5.625	03/15/27	8,142	7,951,833
Wolverine World Wide, Inc., Gtd. Notes, 144A(a)	4.000	08/15/29	63,139	50,336,018
				68,022,748

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 1.8%
Allison Transmission, Inc., Gtd. Notes, 144A(a)	3.750%	01/30/31	19,465	$16,378,225
Ford Holdings LLC, Gtd. Notes	9.300	03/01/30	1,900	2,131,629
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	5,700	4,332,360
Sr. Unsec’d. Notes	4.750	01/15/43	150,357	110,940,343
Sr. Unsec’d. Notes(a)	5.291	12/08/46	24,614	19,435,082
Sr. Unsec’d. Notes	7.400	11/01/46	26,892	27,310,971
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	4.000	11/13/30	17,950	15,053,183
Sr. Unsec’d. Notes	4.542	08/01/26	8,000	7,483,034
Sr. Unsec’d. Notes	5.584	03/18/24	530	527,061
Sr. Unsec’d. Notes(a)	6.800	05/12/28	4,725	4,670,208
Sr. Unsec’d. Notes	6.950	03/06/26	7,150	7,163,641

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	7.750	10/15/25	29,200	29,134,884
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A	2.750	03/09/28	7,000	5,704,777
Sr. Unsec’d. Notes, 144A, MTN	2.450	09/15/28	5,000	3,931,587

Nissan Motor Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A(a)	4.810	09/17/30	18,700	15,857,333
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A(a)	9.500	10/01/28	49,221	46,218,746
				316,273,064
Auto Parts & Equipment 1.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A(a)	4.875	08/15/26	52,021	49,117,708
Sr. Sec’d. Notes, 144A(a)	7.000	04/15/28	12,375	12,498,750
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	8,040	7,739,127
Gtd. Notes(a)	6.500	04/01/27	24,559	22,820,462

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	8,239	8,156,610
Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.250	09/01/30	19,410	15,635,436
Sr. Unsec’d. Notes	4.500	02/15/32	14,150	11,347,454
Sr. Unsec’d. Notes(a)	5.375	11/15/27	10,775	10,129,216
Sr. Unsec’d. Notes(a)	5.625	06/15/28	5,274	4,854,992

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Titan International, Inc., Sr. Sec’d. Notes	7.000%	04/30/28	33,788	$30,755,400
				173,055,155
Banks 0.3%
Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	26,150	21,812,902
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN(a)	3.625	09/09/24	8,190	7,807,445
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	14,790	12,962,004
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	13,746	10,341,941
				52,924,292
Building Materials 1.9%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A(a)	8.750	08/01/28	22,000	20,818,598
Cemex SAB de CV (Mexico),
Gtd. Notes, 144A	5.450	11/19/29	23,375	22,342,117
Gtd. Notes, 144A	7.375	06/05/27	2,680	2,770,953

Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	6.125	01/15/29	45,023	33,386,274
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	20,794	19,729,026
Griffon Corp., Gtd. Notes(a)	5.750	03/01/28	22,196	20,559,691
JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.625	12/15/25	14,645	14,135,281
Gtd. Notes, 144A(a)	4.875	12/15/27	8,865	7,723,360

Knife River Holding Co., Sr. Unsec’d. Notes, 144A	7.750	05/01/31	9,825	9,863,284
Masonite International Corp.,
Gtd. Notes, 144A(a)	3.500	02/15/30	13,533	11,435,385
Gtd. Notes, 144A(a)	5.375	02/01/28	3,969	3,762,414

MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A(a)	5.500	02/01/30	26,665	21,576,881
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A(a)	6.000	11/01/28	49,914	46,513,196

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375%	01/15/31	27,375	$21,356,958
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	67,228	57,000,996
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	9,883	9,073,234
Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27	19,187	18,038,747
				340,086,395
Chemicals 2.8%
Ashland LLC, Gtd. Notes	6.875	05/15/43	36,370	36,348,494
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.250	09/30/28	11,725	8,834,569
Sr. Unsec’d. Notes, 144A(a)	7.500	09/30/29	9,475	6,552,960

Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	1,260	1,254,558
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	10,605	9,772,806
Gtd. Notes, 144A(a)	4.625	11/15/29	15,810	12,821,772
Gtd. Notes, 144A(a)	5.750	11/15/28	21,795	19,184,067

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000%(a)	10.250	09/01/27	41,923	37,184,290
Diamond BC BV, Gtd. Notes, 144A(a)	4.625	10/01/29	33,193	33,319,133
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A(a)	10.000	12/15/28	38,268	28,705,821
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	2,540	2,476,500
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25	3,600	3,513,384
Sr. Unsec’d. Notes, 144A(a)	5.250	06/01/27	21,927	19,789,118
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	16,100	12,930,544
Sr. Sec’d. Notes, 144A	9.750	11/15/28	29,825	29,642,293
Sr. Unsec’d. Notes, 144A(a)	6.250	10/01/29	5,441	4,044,140

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	54,057	52,534,481
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	43,125	34,238,231
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	12,150	10,039,302

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000%	12/16/27	36,467	$36,141,339
Tronox, Inc., Gtd. Notes, 144A(a)	4.625	03/15/29	60,075	48,766,483
Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	19,200	15,841,653
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25(d)	65,304	7,133,287
Sr. Sec’d. Notes, 144A(a)	9.500	07/01/25(d)	23,430	17,396,775
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	1,157	1,073,486
Sr. Sec’d. Notes, 144A(a)	7.375	03/01/31	5,750	5,636,854
				495,176,340
Coal 0.2%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A(a)	13.125	05/01/28	23,100	22,060,500
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(a)	10.750	05/15/26	12,807	13,119,619
				35,180,119
Commercial Services 4.3%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A(a)	5.500	03/01/28	15,152	14,121,798
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	48,580	45,548,339
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29	71,573	52,957,743
Sr. Unsec’d. Notes, 144A(a)	9.750	07/15/27	68,027	59,800,885
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(a)	4.625	06/01/28	41,788	34,641,834
Sr. Sec’d. Notes, 144A	4.625	06/01/28	36,956	30,303,920

Alta Equipment Group, Inc., Sec’d. Notes, 144A(a)	5.625	04/15/26	16,763	15,356,819
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	15,247	13,410,725
Gtd. Notes, 144A	4.625	10/01/27	15,985	14,820,641

APi Group DE, Inc., Gtd. Notes, 144A	4.750	10/15/29	10,373	9,354,605

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750%	04/01/28		28,975	$25,945,217
Gtd. Notes, 144A(a)	5.375	03/01/29		475	426,974
Gtd. Notes, 144A	5.750	07/15/27		370	349,407
Gtd. Notes, 144A	5.750	07/15/27		619	575,332

Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	11,000	11,444,837
Brink’s Co. (The),
Gtd. Notes, 144A(a)	4.625	10/15/27		3,173	2,959,532
Gtd. Notes, 144A	5.500	07/15/25		766	755,932

Carriage Services, Inc., Gtd. Notes, 144A(a)	4.250	05/15/29		8,946	7,267,047
Gartner, Inc.,
Gtd. Notes, 144A(a)	3.625	06/15/29		8,525	7,579,831
Gtd. Notes, 144A	3.750	10/01/30		5,248	4,606,845
Hertz Corp. (The),
Gtd. Notes, 144A(a)	4.625	12/01/26		9,950	8,869,312
Gtd. Notes, 144A(a)	5.000	12/01/29		18,800	15,089,830

Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29		92,665	77,773,305
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A(a)	5.500	09/01/28		54,558	43,718,922
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29		26,390	23,392,825
Service Corp. International, Sr. Unsec’d. Notes(a)	3.375	08/15/30		17,030	14,184,011
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		23,383	19,513,164
Gtd. Notes(a)	3.875	02/15/31		5,805	4,983,247
Gtd. Notes(a)	4.000	07/15/30		2,906	2,542,296
Gtd. Notes(a)	4.875	01/15/28		59,499	56,726,176
Gtd. Notes(a)	5.250	01/15/30		30,170	28,595,480

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26		109,424	109,592,863
					757,209,694
Computers 0.8%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		6,425	5,566,861
McAfee Corp., Sr. Unsec’d. Notes, 144A(a)	7.375	02/15/30		37,735	31,721,162

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
NCR Corp.,
Gtd. Notes, 144A(a)	5.000%	10/01/28	18,075	$15,962,516
Gtd. Notes, 144A(a)	5.125	04/15/29	29,525	25,759,198
Gtd. Notes, 144A	5.250	10/01/30	12,000	10,277,716
Gtd. Notes, 144A(a)	5.750	09/01/27	11,642	11,555,995
Gtd. Notes, 144A(a)	6.125	09/01/29	15,715	15,587,717

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	22,329	22,267,245
				138,698,410
Distribution/Wholesale 0.5%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	74,761	64,185,755
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A(a)	7.750	03/15/31	14,650	15,236,000
Sr. Sec’d. Notes, 144A(a)	6.750	03/15/28	4,550	4,604,099
				84,025,854
Diversified Financial Services 2.6%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	25,173	23,601,466
goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	4.375	05/01/26	14,058	12,546,765
Gtd. Notes, 144A	5.375	12/01/24	206	196,730

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	57,930	47,193,423
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	36,063	23,347,595
LFS Topco LLC, Gtd. Notes, 144A(a)	5.875	10/15/26	30,200	26,314,719
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.000	03/15/29	14,349	12,616,557
Gtd. Notes, 144A(a)	4.375	05/15/31	1,250	1,087,643

Macquarie Airfinance Holdings Ltd. (United Kingdom), Sr. Unsec’d. Notes, 144A	8.375	05/01/28	8,625	8,472,682
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	5.125	12/15/30	59,645	48,353,338
Gtd. Notes, 144A	6.000	01/15/27	38,045	34,680,831

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Navient Corp.,
Sr. Unsec’d. Notes(a)	5.500%	03/15/29	31,775	$26,290,049
Sr. Unsec’d. Notes	6.750	06/25/25	10,475	10,191,240
Sr. Unsec’d. Notes	9.375	07/25/30	12,825	12,309,283
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	10,020	7,882,469
Gtd. Notes(a)	4.000	09/15/30	32,589	24,049,820
Gtd. Notes(a)	6.625	01/15/28	10,834	9,840,162
Gtd. Notes(a)	6.875	03/15/25	7,662	7,388,325
Gtd. Notes	7.125	03/15/26	51,653	49,397,230
Gtd. Notes(a)	8.250	10/01/23	1,568	1,576,684
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	21,950	17,651,665
Gtd. Notes, 144A	5.375	10/15/25	26,500	24,645,936
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	3.625	03/01/29	7,418	6,140,551
Gtd. Notes, 144A	3.875	03/01/31	5,422	4,264,484
Gtd. Notes, 144A(a)	4.000	10/15/33	18,550	13,965,278
				454,004,925
Electric 5.0%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	14,787	12,067,861
Sr. Sec’d. Notes, 144A(a)	4.500	02/15/28	16,499	15,016,426
Sr. Sec’d. Notes, 144A	5.250	06/01/26	884	857,801
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	71,565	60,489,318
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	87,581	70,585,871
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	176,974	158,695,642

Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000	06/01/24	17,022	11,064,186
NRG Energy, Inc.,
Gtd. Notes(a)	5.750	01/15/28	36,375	34,617,604
Gtd. Notes	6.625	01/15/27	8,744	8,730,856
Gtd. Notes, 144A(a)	3.375	02/15/29	23,741	19,570,444
Gtd. Notes, 144A(a)	3.625	02/15/31	48,578	38,199,037
Gtd. Notes, 144A(a)	3.875	02/15/32	28,433	22,107,331
Gtd. Notes, 144A	5.250	06/15/29	21,961	19,815,521
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	33,500	31,738,321
PG&E Corp.,
Sr. Sec’d. Notes(a)	5.000	07/01/28	9,890	9,101,483

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
PG&E Corp., (cont’d.)
Sr. Sec’d. Notes(a)	5.250%	07/01/30		88,472	$80,029,034
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		32,750	28,833,423
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		47,340	44,251,786
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29		36,575	31,998,484
Gtd. Notes, 144A(a)	5.000	07/31/27		83,490	78,465,846
Gtd. Notes, 144A	5.500	09/01/26		31,287	30,411,571
Gtd. Notes, 144A(a)	5.625	02/15/27		81,847	78,775,972
					885,423,818
Electrical Components & Equipment 0.5%
Energizer Gamma Acquisition BV, Gtd. Notes	3.500	06/30/29	EUR	5,555	4,715,802
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29		25,697	22,001,830
Gtd. Notes, 144A	4.750	06/15/28		2,650	2,358,973
Gtd. Notes, 144A(a)	6.500	12/31/27		6,796	6,532,665
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		16,425	16,541,179
Gtd. Notes, 144A(a)	7.250	06/15/28		29,217	29,818,017
					81,968,466
Electronics 0.2%
Likewize Corp., Sr. Sec’d. Notes, 144A (original cost $43,053,278; purchased 10/08/20 - 06/21/22)(f)	9.750	10/15/25		41,105	38,260,704
Sensata Technologies, Inc., Gtd. Notes, 144A(a)	3.750	02/15/31		2,000	1,695,383
					39,956,087
Engineering & Construction 0.1%
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29		14,278	12,334,774
Gtd. Notes, 144A	4.125	02/15/32		12,955	10,913,025
					23,247,799

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 3.0%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000%	06/15/26	14,798	$9,413,789
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	13,480	13,449,464
Sr. Sec’d. Notes, 144A	7.000	02/15/30	56,475	56,664,912
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29	68,067	58,694,857

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	21,770	21,068,175
CDI Escrow Issuer, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	7,200	6,751,471
Churchill Downs, Inc., Gtd. Notes, 144A(a)	6.750	05/01/31	9,925	9,790,800
Everi Holdings, Inc., Gtd. Notes, 144A(a)	5.000	07/15/29	2,533	2,245,555
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	42,148	42,175,914
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	15,773	14,984,350
Sr. Sec’d. Notes, 144A(a)	5.250	01/15/29	13,636	12,902,383
Sr. Sec’d. Notes, 144A	6.250	01/15/27	10,071	10,051,261
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	20,760	18,162,969
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	12,160	10,549,770

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	35,098	30,939,004
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625	11/15/27	28,060	25,745,050
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	49,725	40,149,228
Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	56,199	52,576,349

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A(a)	5.875	09/01/31	46,475	31,918,641
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	25,448	22,332,278
Scientific Games International, Inc.,
Gtd. Notes, 144A(a)	7.000	05/15/28	1,200	1,186,725
Gtd. Notes, 144A	8.625	07/01/25	6,226	6,371,421

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A(a)	5.125%	10/01/29	32,036	$28,672,221
				526,796,587
Environmental Control 0.3%
Clean Harbors, Inc., Gtd. Notes, 144A(a)	6.375	02/01/31	4,075	4,084,026
Covanta Holding Corp., Gtd. Notes, 144A(a)	4.875	12/01/29	2,505	2,196,691
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A(a)	4.000	08/01/28	9,450	8,410,500
Gtd. Notes, 144A(a)	4.375	08/15/29	36,677	32,459,145
Gtd. Notes, 144A(a)	4.750	06/15/29	5,000	4,530,950
				51,681,312
Foods 2.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	4,844	4,215,257
Gtd. Notes, 144A(a)	4.625	01/15/27	16,741	15,910,308
Gtd. Notes, 144A(a)	5.875	02/15/28	7,075	6,903,835
Gtd. Notes, 144A(a)	6.500	02/15/28	12,925	12,875,901
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	750	707,006
Gtd. Notes(a)	5.250	09/15/27	101,140	85,966,389

C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28	31,184	24,497,018
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A(a)	7.500	04/15/25	26,274	26,108,286
Sr. Sec’d. Notes, 144A(a)	4.625	11/15/28	1,784	1,616,867
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.750	12/01/31	18,077	14,654,984
Sr. Unsec’d. Notes, 144A	5.500	01/15/30	12,473	11,848,645
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	46,550	39,150,816
Gtd. Notes	4.625	10/01/39	950	848,426
Gtd. Notes(a)	4.875	10/01/49	29,500	26,587,680
Gtd. Notes	5.000	07/15/35	7,205	7,110,340
Gtd. Notes	5.200	07/15/45	10,575	9,990,239
Gtd. Notes	5.500	06/01/50	32,394	31,909,051

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A(a)	4.125%	01/31/30		4,571	$4,081,186
Gtd. Notes, 144A(a)	4.375	01/31/32		18,088	16,066,814

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	4,049	3,943,375
Pilgrim’s Pride Corp.,
Gtd. Notes(a)	3.500	03/01/32		46,652	37,266,671
Gtd. Notes(a)	4.250	04/15/31		31,667	27,140,491
Gtd. Notes, 144A(a)	5.875	09/30/27		30,475	29,945,734
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	4.625	04/15/30		36,906	32,304,976
Gtd. Notes, 144A(a)	5.500	12/15/29		27,997	26,051,376
Sr. Unsec’d. Notes, 144A(a)	4.500	09/15/31		28,674	24,305,599
					522,007,270
Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(a)	5.500	05/20/25		19,850	19,103,612
Sr. Unsec’d. Notes	5.750	05/20/27		32,572	29,513,711
Sr. Unsec’d. Notes	5.875	08/20/26		24,359	22,663,198
					71,280,521
Healthcare-Products 1.0%
Embecta Corp.,
Sr. Sec’d. Notes, 144A(a)	5.000	02/15/30		33,950	28,486,226
Sr. Sec’d. Notes, 144A(a)	6.750	02/15/30		7,550	6,988,691
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		82,307	71,115,566
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29		91,910	78,967,116
					185,557,599
Healthcare-Services 3.6%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		91,662	72,678,469
Gtd. Notes, 144A	4.625	06/01/30		75,397	64,680,462
HCA, Inc.,
Gtd. Notes	7.050	12/01/27		8,725	9,196,603
Gtd. Notes	7.500	11/06/33		17,650	19,464,050
Gtd. Notes, MTN	7.580	09/15/25		7,101	7,419,060
Gtd. Notes, MTN	7.750	07/15/36		25,990	29,398,631

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A(a)	4.375%	02/15/27	30,263	$22,789,405
Sr. Sec’d. Notes, 144A(a)	6.750	04/15/25	7,928	7,055,291

LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	42,494	20,735,202
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	56,123	52,371,403
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	103,149	77,287,509
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28	48,201	45,688,115
Sr. Sec’d. Notes	4.250	06/01/29	66,315	59,547,581
Sr. Sec’d. Notes	4.375	01/15/30	73,239	65,259,915
Sr. Sec’d. Notes	4.625	06/15/28	3,461	3,222,092
Sr. Sec’d. Notes	4.875	01/01/26	1,581	1,531,878
Sr. Sec’d. Notes, 144A	6.750	05/15/31	33,145	33,112,808
Sr. Unsec’d. Notes	6.875	11/15/31	48,941	47,641,392
				639,079,866
Holding Companies-Diversified 0.0%
Benteler International AG (Austria), Sr. Sec’d. Notes, 144A	10.500	05/15/28	8,400	8,559,600
Home Builders 4.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	4.625	08/01/29	15,384	12,944,776
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	22,361	18,551,877
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	12,483	11,716,077
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	43,153	39,743,860
Gtd. Notes(a)	6.750	03/15/25	28,776	28,591,783
Gtd. Notes	7.250	10/15/29	84,068	79,880,927
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(a)	4.875	02/15/30	53,996	40,975,405
Gtd. Notes, 144A(a)	6.250	09/15/27	31,743	28,580,445
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	14,319	11,133,023
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	27,988	27,961,008
Gtd. Notes, 144A(a)	3.875	08/15/29	10,809	9,270,428

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000%	12/15/25	5,300	$4,849,500
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	12,554	11,569,107
Gtd. Notes, 144A(a)	5.000	03/01/28	39,545	36,183,675
KB Home,
Gtd. Notes(a)	4.000	06/15/31	24,015	20,505,948
Gtd. Notes	4.800	11/15/29	29,319	26,709,271
Gtd. Notes	6.875	06/15/27	17,761	18,124,037
Gtd. Notes(a)	7.250	07/15/30	8,400	8,531,117
M/I Homes, Inc.,
Gtd. Notes(a)	3.950	02/15/30	5,017	4,353,295
Gtd. Notes	4.950	02/01/28	31,461	29,369,230
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.625	03/01/30	55,558	47,669,875
Sr. Unsec’d. Notes, 144A(a)	5.250	12/15/27	34,931	32,194,156
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	14,350	13,698,301
Gtd. Notes	6.000	06/01/25	6,050	6,064,167
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	50,125	44,231,151
Sr. Unsec’d. Notes(a)	4.750	04/01/29	18,584	16,242,760

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A(a)	7.500	02/15/26	37,665	33,985,390
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	16,194	15,708,100
Gtd. Notes, 144A	5.875	06/15/27	39,609	38,617,220
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30	48,574	45,167,373

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24	4,455	4,410,450
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	6,603	6,261,855
Gtd. Notes(a)	5.700	06/15/28	38,348	36,922,554
				810,718,141
Home Furnishings 0.0%
Tempur Sealy International, Inc., Gtd. Notes, 144A(a)	4.000	04/15/29	10,217	8,691,736

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250%	03/15/29	39,275	$33,098,023
Central Garden & Pet Co.,
Gtd. Notes(a)	4.125	10/15/30	4,500	3,777,076
Gtd. Notes, 144A	4.125	04/30/31	905	746,558
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A(a)	7.000	12/31/27	31,203	26,678,565
Sr. Sec’d. Notes, 144A	5.000	12/31/26	5,450	4,973,125

Spectrum Brands, Inc., Gtd. Notes, 144A(a)	3.875	03/15/31	4,490	3,668,610
				72,941,957
Housewares 0.6%
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.000	04/01/31	47,443	37,518,227
Gtd. Notes(a)	4.375	02/01/32	19,175	15,331,141

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A(a)	6.500	10/01/29	84,380	50,341,451
				103,190,819
Insurance 0.1%
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A (original cost $29,832,505; purchased 04/14/21 - 04/14/23)(f)	5.875	04/15/29	30,291	26,147,339
Internet 0.6%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	33,280	27,167,212
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	24,703	17,960,476

Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	39,308	38,421,967
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A(a)	3.500	03/01/29	17,687	15,340,200
				98,889,855
Iron/Steel 0.4%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	40,370	40,075,864

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.750%	04/15/30	22,800	$21,541,739
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	6,000	5,315,256
Sr. Unsec’d. Notes(a)	4.375	03/15/32	9,860	8,450,975
				75,383,834
Leisure Time 1.3%
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	16,450	16,402,824
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	18,367	16,713,970
Sr. Sec’d. Notes, 144A(a)	5.875	02/15/27	4,850	4,619,455
Sr. Sec’d. Notes, 144A(a)	8.375	02/01/28	27,500	28,391,000
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	1,625	1,454,375

NCL Finance Ltd., Gtd. Notes, 144A(a)	6.125	03/15/28	4,169	3,554,073
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	8,950	9,000,344
Gtd. Notes, 144A(a)	9.250	01/15/29	14,650	15,528,267
Sr. Sec’d. Notes, 144A(a)	8.250	01/15/29	17,425	18,307,402
Sr. Unsec’d. Notes	7.500	10/15/27	3,700	3,648,792
Sr. Unsec’d. Notes, 144A(a)	5.375	07/15/27	13,400	12,395,000
Sr. Unsec’d. Notes, 144A(a)	5.500	04/01/28	31,900	29,228,375
Sr. Unsec’d. Notes, 144A(a)	11.625	08/15/27	33,845	36,700,672
Viking Cruises Ltd.,
Gtd. Notes, 144A(a)	5.875	09/15/27	11,175	9,820,031
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	800	706,000

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	27,910	24,281,700
Vista Outdoor, Inc., Gtd. Notes, 144A(a)	4.500	03/15/29	7,778	6,405,057
				237,157,337
Lodging 1.5%
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	3,775	3,384,859
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	43,415	35,993,230
Gtd. Notes, 144A	4.000	05/01/31	1,852	1,596,562

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes(a)	4.625%	09/01/26	2,870	$2,710,689
Gtd. Notes(a)	4.750	10/15/28	49,617	45,186,411
Gtd. Notes(a)	5.500	04/15/27	41,010	39,268,056
Gtd. Notes(a)	5.750	06/15/25	6,090	6,051,973
Gtd. Notes(a)	6.750	05/01/25	22,319	22,408,892

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	19,045	18,323,794
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/29	15,250	12,292,263
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	9,475	8,666,877
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	13,450	11,670,565
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	60,510	50,979,675
				258,533,846
Machinery-Construction & Mining 0.1%
Terex Corp., Gtd. Notes, 144A(a)	5.000	05/15/29	26,280	24,211,522
Machinery-Diversified 0.7%
Chart Industries, Inc.,
Gtd. Notes, 144A(a)	9.500	01/01/31	13,675	14,300,806
Sr. Sec’d. Notes, 144A(a)	7.500	01/01/30	26,475	26,748,544

GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A(a)	4.625	12/15/28	26,632	21,290,457
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A (original cost $52,033,082; purchased 07/15/16 - 11/17/22)(a)(f)	10.125	08/01/24	50,323	50,377,883
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	14,525	13,341,503
				126,059,193
Media 6.4%
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	1,725	1,699,924
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	108,474	85,219,815
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	103,551	83,004,443
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	51,741	38,271,787

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.500%	06/01/33	34,925	$26,661,576
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	12,417	10,477,858
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	30,725	27,927,188
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	13,403	12,441,774
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29	14,806	13,305,360
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	24,685	24,169,395
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375	02/15/31	27,213	18,601,142
Gtd. Notes, 144A(a)	4.125	12/01/30	20,475	14,205,743
Gtd. Notes, 144A(a)	4.500	11/15/31	8,756	6,084,078
Gtd. Notes, 144A	5.375	02/01/28	15,756	12,435,035
Gtd. Notes, 144A	5.500	04/15/27	38,655	31,548,477
Gtd. Notes, 144A	6.500	02/01/29	12,960	10,266,396
Sr. Unsec’d. Notes(a)	5.250	06/01/24	9,108	8,451,857
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30	132,234	56,942,843
Sr. Unsec’d. Notes, 144A(a)	5.000	11/15/31	22,695	9,840,251
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	48,347	21,225,963
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	25,972	14,112,277
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27(d)	267,691	7,581,285
Sec’d. Notes, 144A	5.375	08/15/26(d)	183,396	7,611,618
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	64,394	29,126,313
Gtd. Notes(a)	7.375	07/01/28	30,755	15,838,853
Gtd. Notes	7.750	07/01/26	175,096	100,287,568

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	37,200	35,769,051
Gray Television, Inc.,
Gtd. Notes, 144A(a)	5.875	07/15/26	64,215	55,331,777
Gtd. Notes, 144A(a)	7.000	05/15/27	949	783,609

iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26	27,700	21,031,904
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	7,300	6,781,626
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	10,433	9,164,483
Nexstar Media, Inc.,
Gtd. Notes, 144A(a)	4.750	11/01/28	6,587	5,562,215
Gtd. Notes, 144A	5.625	07/15/27	12,824	11,765,969

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500%	09/15/26	39,352	$30,312,750
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	125,674	63,264,290

Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.125	02/15/27	44,342	36,306,333
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	05/01/29	21,907	18,383,138
Sr. Sec’d. Notes, 144A	5.125	02/15/25	32,406	31,523,653
Sr. Sec’d. Notes, 144A	6.625	06/01/27	94,781	89,857,273

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A(a)	5.000	01/15/32	47,550	37,810,809
Ziggo Bond Co. BV (Netherlands), Gtd. Notes, 144A	5.125	02/28/30	1,800	1,377,000
				1,142,364,699
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A(a)	4.375	10/15/29	16,098	14,242,087
Mining 1.6%
Constellium SE, Gtd. Notes, 144A(a)	5.875	02/15/26	7,625	7,492,020
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	47,135	42,303,662
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	6.875	03/01/26	3,930	3,807,188
Gtd. Notes, 144A(a)	6.875	10/15/27	26,811	25,403,422
Gtd. Notes, 144A(a)	7.500	04/01/25	32,427	32,331,746
Gtd. Notes, 144A	8.625	06/01/31	21,350	21,192,010

Freeport-McMoRan, Inc., Gtd. Notes	4.375	08/01/28	330	310,433
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	24,845	24,493,050
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A(a)	4.500	04/01/26	19,537	17,908,200
Gtd. Notes, 144A(a)	6.125	04/01/29	40,670	36,755,512

New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	50,319	47,211,299
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	937	846,078

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Novelis Corp., (cont’d.)
Gtd. Notes, 144A(a)	3.875%	08/15/31	5,098	$4,178,881
Gtd. Notes, 144A(a)	4.750	01/30/30	12,930	11,475,523
				275,709,024
Miscellaneous Manufacturing 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	6,475	6,245,984
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	28,647	25,822,112
				32,068,096
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	10,920	9,332,773
Oil & Gas 7.1%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	21,525	20,846,283
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)	104,709	712,021
Antero Resources Corp.,
Gtd. Notes, 144A(a)	5.375	03/01/30	39,525	36,348,047
Gtd. Notes, 144A(a)	7.625	02/01/29	23,477	23,896,054
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	19,059	18,251,240
Gtd. Notes, 144A	9.000	11/01/27	28,374	35,111,329
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	54,930	53,091,492

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A(a)	9.750	11/01/26	58,933	61,511,319
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	15,495	15,087,956
Gtd. Notes, 144A	5.875	02/01/29	10,895	10,263,330
Gtd. Notes, 144A(a)	6.750	04/15/29	31,124	30,446,301
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	1,226	1,184,046
Sr. Sec’d. Notes, 144A	7.000	06/15/25	56,580	55,584,053

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	54,878	54,101,573

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Comstock Resources, Inc.,
Gtd. Notes, 144A(a)	5.875%	01/15/30	18,425	$15,419,692
Gtd. Notes, 144A(a)	6.750	03/01/29	32,042	27,944,815

Crescent Energy Finance LLC, Sr. Unsec’d. Notes, 144A(a)	9.250	02/15/28	12,107	11,713,874
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/29	7,850	7,361,711
Sr. Unsec’d. Notes, 144A(a)	5.625	10/15/25	7,487	7,369,626

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	46,988	46,532,978
EQT Corp., Sr. Unsec’d. Notes	5.000	01/15/29	10,350	9,741,410
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	28,950	26,087,249
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/30	23,336	21,085,000
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	29,190	25,973,548
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	52,048	48,832,085
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	27,875	25,010,868
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	5.875	02/01/29	32,875	31,040,246
Gtd. Notes, 144A(a)	7.125	02/01/27	18,861	19,140,143
Nabors Industries Ltd.,
Gtd. Notes, 144A(a)	7.250	01/15/26	26,955	24,596,437
Gtd. Notes, 144A(a)	7.500	01/15/28	66,185	56,753,637
Nabors Industries, Inc.,
Gtd. Notes(a)	5.750	02/01/25	45,170	43,138,096
Gtd. Notes, 144A(a)	7.375	05/15/27	1,775	1,666,905

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	6,650	6,740,383
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.200	03/15/40	1,771	1,729,605
Sr. Unsec’d. Notes	6.450	09/15/36	300	304,667
Sr. Unsec’d. Notes(a)	6.625	09/01/30	2,327	2,425,423
Sr. Unsec’d. Notes(a)	6.950	07/01/24	413	417,191
Sr. Unsec’d. Notes	7.125	10/15/27	1,230	1,274,339
Sr. Unsec’d. Notes	7.150	05/15/28	22,392	23,290,321
Sr. Unsec’d. Notes	7.200	04/01/28	2,400	2,488,150
Sr. Unsec’d. Notes	7.875	09/15/31	850	939,984
Sr. Unsec’d. Notes	7.950	04/15/29	9,025	9,646,090
Sr. Unsec’d. Notes	7.950	06/15/39	8,100	9,041,330
Sr. Unsec’d. Notes	8.875	07/15/30	450	517,063

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Parkland Corp. (Canada),
Gtd. Notes, 144A(a)	4.500%	10/01/29	24,975	$21,718,260
Gtd. Notes, 144A	4.625	05/01/30	28,475	24,542,602
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A(a)	6.875	01/15/29	8,275	7,457,844
Gtd. Notes, 144A(a)	7.125	01/15/26	28,552	28,102,877
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	52,737	51,965,044
Gtd. Notes, 144A(a)	4.750	02/15/30	7,625	6,905,871
Southwestern Energy Co.,
Gtd. Notes(a)	4.750	02/01/32	33,475	28,965,851
Gtd. Notes(a)	5.375	02/01/29	15,208	14,156,654
Gtd. Notes(a)	5.375	03/15/30	69,031	63,487,918
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(a)	4.500	05/15/29	26,133	23,284,345
Gtd. Notes	4.500	04/30/30	29,625	25,965,579
Gtd. Notes	5.875	03/15/28	3,936	3,791,634
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	19,028	17,886,320
Gtd. Notes, 144A	7.500	01/15/26	8,233	7,605,234
Gtd. Notes, 144A	8.000	02/01/27	1,220	1,076,650
Gtd. Notes, 144A	11.500	01/30/27	3,550	3,621,000

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	11,475	11,446,312
				1,266,637,905
Packaging & Containers 2.0%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(a)	6.500	06/30/27	39,731	30,770,228
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unsec’d. Notes, 144A(a)	4.000	09/01/29	4,615	3,613,637
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A(a)	5.250	08/15/27	8,175	6,850,977
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/26	8,175	7,607,819
Sr. Unsec’d. Notes, 144A(a)	5.250	08/15/27	8,910	7,450,988

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	33,920	28,771,218

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Graphic Packaging International LLC, Gtd. Notes(a)	4.125%	08/15/24	9,225	$9,090,175
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	18,475	13,371,281
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	35,362	28,985,171
LABL, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.875	11/01/28	24,240	21,821,343
Sr. Sec’d. Notes, 144A	6.750	07/15/26	275	264,782
Sr. Sec’d. Notes, 144A	9.500	11/01/28	7,750	7,787,875
Sr. Unsec’d. Notes, 144A(a)	8.250	11/01/29	37,377	30,492,266
Sr. Unsec’d. Notes, 144A(a)	10.500	07/15/27	29,699	27,597,029

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A(a)	7.875	08/15/26	21,000	20,813,018
OI European Group BV, Gtd. Notes, 144A(a)	4.750	02/15/30	13,450	12,113,406
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.375	08/15/25	4,236	4,271,222
Gtd. Notes, 144A(a)	6.625	05/13/27	3,530	3,524,681
Gtd. Notes, 144A(a)	7.250	05/15/31	12,400	12,618,982

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A(a)	4.375	10/15/28	22,350	19,456,980
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A(a)	6.125	02/01/28	5,150	5,102,112
Trident TPI Holdings, Inc., Gtd. Notes, 144A(a)	12.750	12/31/28	39,500	40,535,559
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	12,675	11,237,152
				354,147,901
Pharmaceuticals 2.2%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	48,526	37,386,217
Gtd. Notes, 144A(a)	5.125	03/01/30	22,832	17,760,505
Gtd. Notes, 144A	6.125	08/01/28	20,027	16,842,393

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	2,823	1,491,129

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	5.000%	01/30/28	49,922	$22,215,290
Gtd. Notes, 144A(a)	5.000	02/15/29	73,671	32,415,240
Gtd. Notes, 144A(a)	5.250	01/30/30	116,023	49,332,980
Gtd. Notes, 144A(a)	5.250	02/15/31	23,067	9,803,475
Gtd. Notes, 144A(a)	6.250	02/15/29	195,770	86,138,800
Gtd. Notes, 144A(a)	7.000	01/15/28	11,113	5,111,980
Gtd. Notes, 144A(a)	9.000	12/15/25	3,775	3,265,375
Sr. Sec’d. Notes, 144A	4.875	06/01/28	4,474	2,683,953

Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375	01/15/29	9,267	8,264,125
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A(a)	4.125	04/30/28	15,873	14,137,925
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	59,631	50,594,271

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	34,502	27,500,167
				384,943,825
Pipelines 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	33,170	30,489,369
Gtd. Notes, 144A	5.750	03/01/27	35,490	34,043,426
Gtd. Notes, 144A(a)	5.750	01/15/28	40,953	38,981,794
Gtd. Notes, 144A	7.875	05/15/26	4,575	4,649,529
Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31	34,475	30,354,482
Gtd. Notes	4.500	10/01/29	1,322	1,218,233

Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	87,539	82,283,236
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	6,300	5,241,400
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	7,937	7,728,576
Gtd. Notes	5.625	07/15/27	13,195	13,300,378
Gtd. Notes, 144A	6.450	11/03/36	3,455	3,519,071

Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,145	14,498,615
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.125	12/01/26	50	46,042
Sr. Unsec’d. Notes(a)	5.500	07/15/28	2,300	2,157,343

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
EQM Midstream Partners LP, (cont’d.)
Sr. Unsec’d. Notes, 144A	6.000%	07/01/25	3,242	$3,210,076
Sr. Unsec’d. Notes, 144A(a)	6.500	07/01/27	26,949	26,382,352
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	7,125	7,159,560
Sr. Unsec’d. Notes, 144A(a)	7.500	06/01/30	19,276	19,375,403
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	15,486	14,247,209
Gtd. Notes	7.000	08/01/27	14,055	13,495,802
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,475	1,399,846
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	4,000	3,467,786
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	148	132,501
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	51,988	44,729,867
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	9,417	8,576,322
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	61,967	55,861,440
Gtd. Notes, 144A	6.000	03/01/27	15,384	14,452,641
Gtd. Notes, 144A(a)	6.000	12/31/30	17,352	15,059,530
Gtd. Notes, 144A	6.000	09/01/31	9,663	8,269,783
Gtd. Notes, 144A	7.500	10/01/25	6,207	6,213,079
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	19,005	16,579,478
Sr. Sec’d. Notes, 144A	4.125	08/15/31	14,185	12,208,755
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	22,264	21,413,122
Sr. Unsec’d. Notes	4.300	02/01/30	4,719	4,209,150
Sr. Unsec’d. Notes	4.500	03/01/28	325	306,008
Sr. Unsec’d. Notes	5.450	04/01/44	578	484,888
Sr. Unsec’d. Notes(a)	5.500	08/15/48	6,380	5,242,253
Sr. Unsec’d. Notes	5.500	02/01/50	10,200	8,188,242
				579,176,587
Real Estate 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(a)	7.875	11/15/25	62,969	55,786,424
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	34,691	33,362,665
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	35,275	28,824,148
Gtd. Notes, 144A	4.375	02/01/31	24,777	19,771,530
Gtd. Notes, 144A	5.375	08/01/28	31,235	27,825,400

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate (cont’d.)

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250%	04/15/29		63,521	$48,670,744
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A(a)	5.250	04/15/30		16,541	11,495,117
Gtd. Notes, 144A(a)	5.750	01/15/29		9,200	6,655,246
					232,391,274
Real Estate Investment Trusts (REITs) 1.6%
Diversified Healthcare Trust,
Gtd. Notes(a)	4.375	03/01/31		50,779	36,366,353
Gtd. Notes(a)	9.750	06/15/25		44,956	43,535,681
Sr. Unsec’d. Notes(a)	4.750	05/01/24		9,674	8,822,625
Sr. Unsec’d. Notes(a)	4.750	02/15/28		45,104	30,678,763
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	2,225	1,713,329
Gtd. Notes(a)	3.500	03/15/31		37,561	25,352,721
Gtd. Notes(a)	4.625	08/01/29		7,075	5,293,164
Gtd. Notes(a)	5.000	10/15/27		25,329	20,818,149

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		51,540	51,595,020
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26		6,308	5,977,671
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29		545	460,481
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		4,950	4,684,841
Gtd. Notes, 144A	4.500	01/15/28		11,899	11,030,714
Gtd. Notes, 144A	4.625	12/01/29		36,481	33,292,891
					279,622,403
Retail 4.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(a)	4.000	10/15/30		80,830	69,515,417
Sr. Sec’d. Notes, 144A(a)	3.875	01/15/28		8,583	7,848,724

Arko Corp., Gtd. Notes, 144A(a)	5.125	11/15/29		12,200	9,586,264
At Home Group, Inc.,
Gtd. Notes, 144A	7.125	07/15/29		24,647	23,487,498
Sr. Sec’d. Notes, 144A	4.875	07/15/28		6,650	3,789,702

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%(a)	7.750%	04/01/27		6,975	$6,003,710
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000	10/01/24		5,386	5,303,625
Carrols Restaurant Group, Inc., Gtd. Notes, 144A(a)	5.875	07/01/29		21,545	17,958,371
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes(a)	4.375	02/07/25	EUR	26,954	27,680,294
Sr. Sec’d. Notes(a)	6.250	10/30/25	EUR	32,433	33,346,998
Sr. Sec’d. Notes, 144A(a)	6.750	02/07/25		9,084	8,708,467
Sr. Sec’d. Notes, 144A(a)	8.500	10/30/25		32,008	30,863,074
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $7,678,413; purchased 07/25/22 - 08/04/22)(f)	5.375	04/01/26		8,315	7,583,875
Sr. Unsec’d. Notes, 144A (original cost $4,799,035; purchased 08/02/22 - 08/05/22)(f)	5.875	04/01/29		5,438	4,533,428
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(a)	6.750	01/15/30		69,312	56,246,917
Sr. Sec’d. Notes, 144A(a)	4.625	01/15/29		12,925	11,234,885

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29		52,190	41,932,591
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.625	10/01/29		24,494	17,306,470
Gtd. Notes, 144A	3.875	10/01/31		47,182	32,597,712

LBM Acquisition LLC, Gtd. Notes, 144A(a)	6.250	01/15/29		36,670	29,042,906
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29		28,625	23,993,071
Park River Holdings, Inc.,
Gtd. Notes, 144A(a)	5.625	02/01/29		71,577	53,274,085
Sr. Unsec’d. Notes, 144A	6.750	08/01/29		9,165	6,860,757
Patrick Industries, Inc.,
Gtd. Notes, 144A(a)	4.750	05/01/29		16,210	13,864,163
Gtd. Notes, 144A	7.500	10/15/27		12,225	11,819,063

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		62,320	61,441,895
SRS Distribution, Inc., Gtd. Notes, 144A(a)	6.000	12/01/29		44,097	36,441,046

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875%	03/01/27	32,661	$31,511,121
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	39,247	33,427,100

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A(a)	4.500	03/15/29	56,075	49,294,411
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A(a)	6.875	10/15/28	25,060	21,764,970
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%(a)	8.250	03/15/26	4,125	3,889,020
				792,151,630
Software 0.6%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	57,101	51,306,184
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A(a)	7.125	10/02/25	37,408	37,513,639
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	1,065	993,113
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A(a)	4.875	07/01/29	20,796	17,859,930
Sr. Sec’d. Notes, 144A	3.875	07/01/28	750	661,919
				108,334,785
Telecommunications 4.0%
Altice France SA (France), Sr. Sec’d. Notes, 144A(a)	8.125	02/01/27	72,515	62,272,256
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%(a)	8.000	04/01/25	16,684	6,520,189
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	58,118	12,495,284
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%(a)	13.000	12/31/25	75,441	51,299,989
Sr. Sec’d. Notes, 144A	8.750	05/25/24	250	228,813
Sr. Sec’d. Notes, 144A	8.750	05/25/24	76,959	70,143,289

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	07/01/23	178,995	34,009,050

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Iliad Holding SASU (France),
Sr. Sec’d. Notes(a)	5.625%	10/15/28	EUR	2,600	$2,533,575
Sr. Sec’d. Notes, 144A	6.500	10/15/26		25,720	24,170,113
Sr. Sec’d. Notes, 144A(a)	7.000	10/15/28		37,580	34,902,425
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		110,159	110
Gtd. Notes, 144A^	8.500	10/15/24(d)		55,297	55
Gtd. Notes, 144A^	9.750	07/15/25(d)		89,167	89
Sr. Sec’d. Notes, 144A(a)	6.500	03/15/30		98,456	90,569,675
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29		7,089	3,695,697
Gtd. Notes, 144A(a)	4.250	07/01/28		15,745	8,847,830
Gtd. Notes, 144A	4.625	09/15/27		12,248	7,642,191
Sr. Sec’d. Notes, 144A	3.400	03/01/27		8,925	7,055,354
Sr. Sec’d. Notes, 144A(a)	10.500	05/15/30		20,911	19,860,380
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		11,526	12,340,488
Gtd. Notes	8.750	03/15/32		34,652	42,074,907
Sprint LLC,
Gtd. Notes	7.125	06/15/24		33,082	33,425,382
Gtd. Notes	7.625	02/15/25		36,161	37,067,458
Gtd. Notes	7.625	03/01/26		8,977	9,398,269
Gtd. Notes	7.875	09/15/23		29,489	29,617,390
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27		1,251	1,179,264
Sr. Unsec’d. Notes, 144A	5.625	09/15/25		75,237	72,309,830
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.000	03/01/27		18,115	12,682,981
Sr. Unsec’d. Notes, 144A(a)	6.125	03/01/28		24,058	14,506,275
					700,848,608
Transportation 0.1%
XPO Escrow Sub LLC, Gtd. Notes, 144A(a)	7.500	11/15/27		7,750	7,977,841
XPO, Inc., Gtd. Notes, 144A	7.125	06/01/31		4,825	4,780,138
					12,757,979

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC, Gtd. Notes, 144A	5.500%	05/01/28		29,320	$26,316,720

Total Corporate Bonds (cost $17,453,326,306)					14,854,734,822
Floating Rate and Other Loans 3.2%
Airlines 0.3%
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	8.888(c)	04/21/28		45,324	45,017,987
Chemicals 0.1%
Venator Materials LLC,
DIP Loan, 1 Month SOFR + 10.000%	15.068(c)	12/31/23		11,663	11,721,611
Initial Term Loan	9.360	08/08/24		15,707	9,031,760
					20,753,371
Computers 0.2%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.843(c)	03/01/29		21,356	19,941,357
Peraton Corp., First Lien Term B Loan, 1 Month SOFR + 3.850%	9.003(c)	02/01/28		21,756	20,675,997
					40,617,354
Cosmetics/Personal Care 0.1%
Rainbow Finco Sarl (Luxembourg), Facility B3 Loan, SONIA + 4.750%	8.891(c)	02/23/29	GBP	11,625	13,466,730
Electric 0.1%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 5.000%	12.500(c)	07/30/26		35,287	10,489,193
Entertainment 0.0%
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	8.160(c)	10/21/24		905	902,500
Term B1 Facility Term Loan, 1 Month SOFR + 2.850%^	7.961(c)	05/28/30		6,313	6,273,188
					7,175,688

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Housewares 0.1%
SWF Holdings I Corp., Initial Term Loan, PRIME + 3.000%	10.202%(c)	10/06/28		28,903	$23,917,274
Insurance 0.3%
Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	8.904(c)	02/15/27		4,935	4,595,518
Term Loan B 2020, 1 Month LIBOR + 3.500%	8.654(c)	02/15/27		17,475	16,229,906

Asurion LLC, New B-4 Term Loan, 1 Month LIBOR + 5.250%	10.404(c)	01/20/29		49,925	40,697,812
					61,523,236
Investment Companies 0.1%
Rainbow Midco Ltd. (United Kingdom), Term Loan, 3 Month EURIBOR + 7.750%^	10.947(c)	02/22/30	EUR	14,097	14,151,556
Media 0.4%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.559(c)	01/18/28		14,469	12,714,634
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	13.064(c)	05/25/26		41,706	31,279,464
Second Lien Term Loan	9.360	08/24/26		136,549	6,614,169

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	09/25/26		14,101	11,666,248
					62,274,515
Retail 0.3%
EG America LLC (United Kingdom), Project Becker Additional Facility, 1 Month SOFR + 4.364%	9.414(c)	03/31/26		14,071	13,701,856
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	8.904(c)	03/06/28		45,580	44,203,458
					57,905,314

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software 0.7%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	8.904%(c)	10/02/25	12,108	$11,925,296
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	10.654(c)	02/27/26	11,900	11,464,912
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	12.405(c)	06/13/25	30,459	25,790,241
First Lien Dollar Term Loan, 2 Month LIBOR + 3.500%	8.655(c)	06/13/24	36,562	34,702,018

Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.419(c)	07/14/28	50,131	42,454,488
				126,336,955
Telecommunications 0.5%
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.410(c)	05/27/24	8,275	7,540,674
Intrado Corp., Initial Term Loan, 3 Month SOFR + 4.000%	9.045(c)	01/31/30	16,110	15,711,277
MLN US Holdco LLC,
3L Term B Loans, 3 Month SOFR + 9.250%^	14.332(c)	10/18/27	70	33,408
Initial Term Loan, 3 Month SOFR + 6.440%	11.522(c)	10/18/27	1,038	881,964
Initial Term Loan (Second Out (1st Lien Roll-Up)), 3 Month SOFR + 6.700%	11.782(c)	10/18/27	2,343	1,288,791
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	9.154(c)	10/02/28	60,996	48,873,145
Initial Term Loan- Second Lien, 1 Month SOFR + 7.114%^	12.268(c)	10/01/29	25,920	15,033,600
				89,362,859

Total Floating Rate and Other Loans (cost $685,177,607)				572,992,032
U.S. Treasury Obligations 3.6%
U.S. Treasury Notes(k)	2.500	03/31/27	60,475	57,446,526
U.S. Treasury Notes(k)	2.625	05/31/27	100,565	95,827,446
U.S. Treasury Notes(h)	3.875	11/30/27	476,400	477,218,812

Total U.S. Treasury Obligations (cost $635,364,377)				630,492,784

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks 1.7%
Chemicals 0.3%
TPC Group, Inc.*^	2,374,523	$47,490,460
Electric Utilities 0.2%
GenOn Energy Holdings, Inc. (Class A Stock)*^(a)	195,390	19,539,000
Keycon Power Holdings LLC*^	82,238	10,436,002
		29,975,002
Gas Utilities 0.3%
Ferrellgas Partners LP (Class B Stock) (original cost $113,624,931; purchased 03/31/10 - 11/04/21)^(f)	432,445	54,519,076
Hotels, Restaurants & Leisure 0.0%
CEC Entertainment, Inc.*	240,485	4,569,215
Independent Power & Renewable Electricity Producers 0.0%
Vistra Corp.	342,429	8,208,023
Oil, Gas & Consumable Fuels 0.5%
Chesapeake Energy Corp.(a)	1,181,079	88,876,195
Wireless Telecommunication Services 0.4%
Intelsat Emergence SA (Luxembourg)*	2,411,616	62,943,178

Total Common Stocks (cost $213,226,807)		296,581,149
Preferred Stocks 0.8%
Capital Markets 0.0%
Goldman Sachs Group, Inc. (The), 6.375%(c), 3 Month LIBOR + 3.550%, Series K, Maturing 05/10/24(oo)	87,000	2,126,280
Construction Materials 0.0%
New Millennium Homes LLC, Maturing 01/01/49*^	2,000	10,000
Gas Utilities 0.8%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $142,482,000; purchased 03/29/21 - 02/09/22)^(f)	142,275	142,275,000

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Media 0.0%
Adelphia Communications Corp.*^	20,000	$20

Total Preferred Stocks (cost $140,262,643)		144,411,300

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	252,558	2,407,080
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	252,558	499,938

Total Rights (cost $0)		2,907,018
Warrants* 0.0%
Chemicals
Hercules, Inc., expiring 03/31/29 (cost $0)	230	—

Total Long-Term Investments (cost $19,464,057,953)		16,835,239,275

	Shares
Short-Term Investments 18.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wl)	136,620,624	136,620,624
PGIM Core Short-Term Bond Fund(wl)	34,686,669	316,342,424
PGIM Core Ultra Short Bond Fund(wl)	210,706,523	210,706,523

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $2,629,428,125; includes $2,617,399,461 of cash collateral for securities on loan)(b)(wl)	2,631,799,301	$2,630,220,221

Total Short-Term Investments (cost $3,292,765,942)		3,293,889,792

TOTAL INVESTMENTS 113.6% (cost $22,756,823,895)		20,129,129,067
Liabilities in excess of other assets(z) (13.6)%		(2,413,884,656)

Net Assets 100.0%		$17,715,244,411

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
DIP—Debtor-In-Possession
EURIBOR—Euro Interbank Offered Rate
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $313,380,603 and 1.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,556,969,634; cash collateral of $2,617,399,461 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2023.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $393,503,244. The aggregate value of $323,697,305 is 1.8% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wl)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,950	2 Year U.S. Treasury Notes	Sep. 2023	$813,021,098	$(2,995,044)
64	5 Year Euro-Bobl	Jun. 2023	8,081,910	209,965
198	5 Year Euro-Bobl	Sep. 2023	24,859,493	124,706
5,112	5 Year U.S. Treasury Notes	Sep. 2023	557,607,401	(2,784,051)
2,174	10 Year U.S. Treasury Notes	Sep. 2023	248,855,063	(797,400)
5	Euro Schatz Index	Jun. 2023	564,486	5,207
				(6,236,617)
Short Positions:
139	10 Year Euro-Bund	Jun. 2023	20,213,914	(711,446)
258	20 Year U.S. Treasury Bonds	Sep. 2023	33,112,688	(190,108)
649	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	88,831,875	(1,364,079)
				(2,265,633)
				$(8,502,250)
Forward foreign currency exchange contracts outstanding at May 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/23	GSI	GBP	24,484	$30,282,273	$30,458,560	$176,287	$—

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 06/02/23	GSI	EUR	72,768	$78,334,627	$77,790,217	$—	$(544,410)
				$108,616,900	$108,248,777	176,287	(544,410)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/23	BNYM	GBP	24,484	$30,517,665	$30,458,560	$59,105	$—
Expiring 07/05/23	GSI	GBP	24,484	30,302,913	30,480,107	—	(177,194)
Euro,
Expiring 06/02/23	BOA	EUR	72,768	80,220,516	77,790,217	2,430,299	—
Expiring 07/05/23	GSI	EUR	72,768	78,486,421	77,942,220	544,201	—
				$219,527,515	$216,671,104	3,033,605	(177,194)
						$3,209,892	$(721,604)

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at May 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date		Value at May 31, 2023		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	33,605	$38,954		$(699,174)		$(738,128)
CDX.NA.IG.39.V1	12/20/32	1.000%(Q)	563,880	12,458,308		4,125,692		(8,332,616)
				$12,497,262		$3,426,518		$(9,070,744)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Total return swap agreements outstanding at May 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.080%	BNP	09/20/23	(100,000)	$(1,365,517)	$—	$(1,365,517)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.080%	BNP	09/20/23	(100,000)	(1,255,713)	—	(1,255,713)
					$(2,621,230)	$—	$(2,621,230)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).